SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] $ in Millions	Jun. 23, 2026 HKD ($)	Jun. 15, 2026 HKD ($)	Jun. 15, 2026 USD ($)	Apr. 15, 2026	Jun. 18, 2026
Subsequent Event [Line Items]
[custom:ShareConsolidationDescription]				shareholders approved a share consolidation proposal by way of ordinary resolution. Pursuant to such proposal, each of the issued and unissued Class A Ordinary Shares, Class B Ordinary Shares and undesignated shares of the Company shall be consolidated at a ratio ranging from not less than 1-for-2 to not more than 1-for-250, with the exact ratio to be determined by the Board in its sole discretion and the effective date to be set no later than October 12, 2026.
Blue Flare Group [Member]
Subsequent Event [Line Items]
Investment	$ 15
Blue Flare Group Holdings Inc [Member]
Subsequent Event [Line Items]
Ownership percentage		5.00%	5.00%		5.00%
Consideration amount		$ 15
NXT Grid Compute Power Inc [Member]
Subsequent Event [Line Items]
Ownership percentage	5.00%
Consideration amount	$ 15
At The Market Offering Agreement [Member]
Subsequent Event [Line Items]
Aggregate offering price			$ 200,000,000